Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2025
Marketable Securities
SCHEDULE OF MARKETABLE SECURITIES

	December 31, 2024 fair value	Unrealized loss	Foreign exchange translation	December 31, 2025 fair value
American Uranium Limited (previously GTI Resources Limited)	$34,563	$(14,153)	$(526)	$19,884
	$34,563	$(14,153)	$(526)	$19,884

	December 31, 2023 fair value	Unrealized loss	Foreign exchange translation	December 31, 2024 fair value
American Uranium Limited (previously GTI Resources Limited)	$42,443	$(10,943)	$3,063	$34,563
	$42,443	$(10,943)	$3,063	$34,563